Accounts Receivable (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Credit Loss [Abstract]
Summary of Accounts Receivable

Accounts receivable at September 30, 2021 and June 30, 2021 consisted of the following:

	Sep 30,	June 30,
	2021	2021
Accounts receivable – related party $5,580 and $0 at Sept 30, 2021 and June 30, 2021, respectively.	$18,828	$35,466
Less:
Allowance for discounts	—	(875)
Accounts receivable, net	$18,828	$34,591

Accounts receivable at June 30, 2021 and 2020 consisted of the following:

	June 30,	June 30,
	2021	2020
Accounts receivable – third parties	$35,466	$—
Less:
Allowance for discounts	(875)	—
Accounts receivable, net	$34,591	$—